DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 17, 2021	Dec. 25, 2021	Dec. 26, 2020
Subsidiary, Sale of Stock [Line Items]
Share price		$ 0.23
Proceed form warrant exercise		$ 1,274,000
Derivative liability	$ 19,400,000	$ 3,146,000
Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceed form warrant exercise	$ 30,000,000
Warrant expiration date	Dec. 31, 2021
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Equity investment	$ 416,666,640
Share price	$ 0.24